Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000029057 [Member]
Shareholder Report [Line Items]
Fund Name	Daily Income Fund
Class Name	Daily Income Fund
Trading Symbol	HDIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Daily Income Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Daily Income Fund	$30	0.59%*
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 225,763,054
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$225,763,054
Total Number of Portfolio Holdings	71
7-Day Yield	3.81%
Weighted Average Maturity (Days)	13

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Repurchase agreements	53.3%
U.S. government and agency obligations	37.4%
Short-term and other assets*	9.3%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029058 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Fund
Class Name	Short-Term Government Securities Fund
Trading Symbol	HOSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Government Securities Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Government Securities Fund	$38	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 58,282,471
Holdings Count | Holding	102
Investment Company Portfolio Turnover	306.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$58,282,471
Total Number of Portfolio Holdings	102
Portfolio Turnover	306%
Weighted Average Maturity (Years)	2.93

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
U.S. government and agency obligations	57.1%
Mortgage-backed securities	25.9%
Asset-backed securities	5.6%
Corporate bonds—government guaranteed	4.5%
Corporate bonds—other	4.4%
Short-term and other assets*	2.5%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029059 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	HOSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Bond Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Bond Fund	$38	0.76%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[3]
Net Assets	$ 423,961,529
Holdings Count | Holding	259
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$423,961,529
Total Number of Portfolio Holdings	259
Portfolio Turnover	164%
Weighted Average Maturity (Years)	2.85

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	35.3%
U.S. government and agency obligations	21.9%
Asset-backed securities	15.3%
Mortgage-backed securities	14.2%
Yankee bonds	12.0%
Corporate bonds—government guaranteed	0.1%
Short-term and other assets	1.2%
Total	100.0%

C000029060 [Member]
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Class Name	Stock Index Fund
Trading Symbol	HSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Index Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Stock Index Fund	$22	0.44%*
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[4]
Expenses Represent Both Master and Feeder [Text]	Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.
Net Assets	$ 276,013,359
Holdings Count | Holding	508
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.  Both the number of portfolio holdings and portfolio turnover represent the holdings and portfolio turnover of the Master Portfolio in which the Stock Index Fund is fully invested.
Fund Net Assets	$276,013,359
Total Number of Portfolio Holdings	508
Portfolio Turnover	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and top 10 holdings of the Master Portfolio, shown as a percentage of net assets.
Sector Diversification
Information technology	33.0%
Financials	14.0%
Consumer discretionary	10.3%
Communication services	9.7%
Health care	9.3%
Industrials	8.5%
Consumer staples	5.5%
Energy	3.0%
Utilities	2.4%
Real estate	2.0%
Other	2.0%
Short-term and other assets and liabilties	0.3%
Total	100.00%
Top 10 Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com. Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Total	36.5%

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com. Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Total	36.5%

C000029061 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Value Fund
Trading Symbol	HOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Value Fund	$32	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[5]
Net Assets	$ 1,029,990,697
Holdings Count | Holding	53
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$1,029,990,697
Total Number of Portfolio Holdings	53
Portfolio Turnover	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Financials	23.9%
Health care	18.3%
Industrials	18.2%
Information technology	8.8%
Communication services	7.2%
Consumer discretionary	6.9%
Materials	4.7%
Energy	4.6%
Consumer staples	3.6%
Real estate	2.6%
Short-term and other assets	1.2%
Total	100.0%
Top 10 Holdings
JPMorgan Chase & Co.	5.1%
Goldman Sachs Group, Inc.	3.7%
Meta Platforms, Inc.	3.3%
AbbVie Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Abbott Laboratories	3.1%
Microsoft Corp.	2.9%
Fiserv, Inc.	2.7%
Deere & Co.	2.7%
Lam Research Corp.	2.7%
Total	32.5%

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	5.1%
Goldman Sachs Group, Inc.	3.7%
Meta Platforms, Inc.	3.3%
AbbVie Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Abbott Laboratories	3.1%
Microsoft Corp.	2.9%
Fiserv, Inc.	2.7%
Deere & Co.	2.7%
Lam Research Corp.	2.7%
Total	32.5%

C000029062 [Member]
Shareholder Report [Line Items]
Fund Name	Small-Company Stock Fund
Class Name	Small-Company Stock Fund
Trading Symbol	HSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Company Stock Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Small-Company Stock Fund	$54	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[6]
Net Assets	$ 209,943,745
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$209,943,745
Total Number of Portfolio Holdings	51
Portfolio Turnover	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Industrials	27.3%
Financials	18.2%
Information technology	17.1%
Health care	16.8%
Consumer discretionary	9.0%
Materials	4.1%
Energy	3.4%
Real estate	1.7%
Short-term and other assets	2.4%
Total	100.0%
Top 10 Holdings
Federal Signal Corp.	4.1%
Advanced Energy Industries, Inc.	3.8%
Kinsale Capital Group, Inc.	3.8%
Applied Industrial Technologies, Inc.	3.6%
ESAB Corp.	3.4%
Descartes Systems Group Inc. (The)	3.3%
Hayward Holdings, Inc.	2.9%
Q2 Holdings, Inc.	2.8%
Gildan Activewear Inc.	2.8%
Envista Holdings Corp.	2.7%
Total	33.2%

Largest Holdings [Text Block]
Top 10 Holdings
Federal Signal Corp.	4.1%
Advanced Energy Industries, Inc.	3.8%
Kinsale Capital Group, Inc.	3.8%
Applied Industrial Technologies, Inc.	3.6%
ESAB Corp.	3.4%
Descartes Systems Group Inc. (The)	3.3%
Hayward Holdings, Inc.	2.9%
Q2 Holdings, Inc.	2.8%
Gildan Activewear Inc.	2.8%
Envista Holdings Corp.	2.7%
Total	33.2%

C000029063 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
Trading Symbol	HISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
International Equity Fund	$61	1.15%*
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[7]
Net Assets	$ 96,766,370
Holdings Count | Holding	50
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$96,766,370
Total Number of Portfolio Holdings	50
Portfolio Turnover	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
GEOGRAPHIC Diversification
Japan	17.5%
France	10.5%
Switzerland	10.4%
Sweden	8.5%
Britain	8.2%
Germany	7.3%
Canada	5.6%
Netherlands	4.9%
Singapore	4.4%
Hong Kong	4.2%
Denmark	2.9%
Taiwan	2.4%
Spain	2.2%
United States of America	1.9%
Australia	1.6%
Ireland	1.4%
India	1.0%
Republic of South Korea	1.0%
Short-term and other assets*	4.1%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.
Top 10 Holdings
DBS Group Holdings Ltd.	4.4%
Shell PLC	3.5%
Schneider Electric SE	3.5%
Roche Holding AG REG	3.3%
Allianz SE REG	3.3%
AIA Group Ltd.	3.3%
Chugai Pharmaceutical Co., Ltd.	3.1%
ASML Holding NV	3.1%
Haleon PLC	3.0%
Sony Group Corp.	2.9%
Total	33.4%

Largest Holdings [Text Block]
Top 10 Holdings
DBS Group Holdings Ltd.	4.4%
Shell PLC	3.5%
Schneider Electric SE	3.5%
Roche Holding AG REG	3.3%
Allianz SE REG	3.3%
AIA Group Ltd.	3.3%
Chugai Pharmaceutical Co., Ltd.	3.1%
ASML Holding NV	3.1%
Haleon PLC	3.0%
Sony Group Corp.	2.9%
Total	33.4%

C000029064 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Growth Fund
Trading Symbol	HNASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Growth Fund	$42	0.81%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[8]
Net Assets	$ 412,790,327
Holdings Count | Holding	48
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$412,790,327
Total Number of Portfolio Holdings	48
Portfolio Turnover	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Information technology	47.3%
Communication services	12.8%
Financials	11.8%
Health care	11.2%
Consumer discretionary	10.7%
Industrials	4.8%
Energy	0.5%
Short-term and other assets	0.9%
Total	100.0%
Top 10 Holdings
Microsoft Corp.	13.5%
NVIDIA Corp.	9.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc.	5.2%
Alphabet, Inc.	4.9%
Broadcom Inc.	3.7%
Mastercard Inc.	3.6%
Intuit, Inc.	3.3%
Block, Inc.	2.9%
Total	58.5%

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.5%
NVIDIA Corp.	9.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc.	5.2%
Alphabet, Inc.	4.9%
Broadcom Inc.	3.7%
Mastercard Inc.	3.6%
Intuit, Inc.	3.3%
Block, Inc.	2.9%
Total	58.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.